General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expenses
in	2023	2022	2021
General and administrative expenses (CHF million)
Occupancy expenses	1,458	889	893
IT, machinery and equipment	2,775	1,591	1,218
Provisions and losses	1,389	1,529	1,489
Travel and entertainment	157	206	127
Professional services	4,121	3,985	3,625
Communication and market data services	423	473	458
Amortization and impairment of other intangible assets	31	4	8
Other [1]	454	661	763
General and administrative expenses	10,808	9,338	8,581
1
Included pension-related expenses/(credits) of CHF (33) million, CHF 16 million and CHF (10) million in 2023, 2022 and 2021, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.